Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements are prepared using the accrual basis of accounting.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires the Plan’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions and deductions during the reporting period. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Dividends earned are reinvested into additional shares of the respective investments. Interest income is accrued as earned.
The Plan presents, in the accompanying Statements of Changes in Net Assets Available for Benefits, the net appreciation (depreciation) in the fair value of its investments, which consists of realized gains and losses, and the change in the unrealized appreciation or depreciation of those investments during the Plan year.

Expenses of the Plan
Expenses of the Plan
All administrative costs of the Plan, with the exception of loan fees and fees related to investments in the participant-directed brokerage account, are paid by the Company. The Plan’s investments have investment fees and expenses that are indirectly borne by the Plan and its participants which are charged against the related funds' net asset values.

Notes Receivable from Participants
Notes Receivable from Participants
The Plan classifies participant loans as Notes receivable from participants in the Statements of Net Assets Available for Benefits and measures them at their unpaid principal balance plus any accrued but unpaid interest.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.